Organization	6 Months Ended
Jun. 30, 2013
Organization

Note 1. Organization

Company Organization and Operations

Spirit Realty Capital, Inc. is a Maryland corporation incorporated on August 14, 2003 that was merged with and into Cole II effective as of July 17, 2013 pursuant to the Merger Agreement (each as defined below). References in these notes to “Spirit Realty Capital,” the “Company,” “we,” “our,” and “us” are to Spirit Realty Capital, Inc. The statements and descriptions however, refer to the operations of the Company prior to the effectiveness of the Merger, which closed on July 17, 2013. The Company became a public company in December 2004 and was subsequently taken private in August 2007 by a consortium of private investors.

On September 25, 2012, the Company completed its initial public offering (the “IPO”) of 29.0 million shares of common stock. On October 1, 2012, the underwriters exercised their option to purchase additional shares in full, and the Company issued an additional 4.4 million shares of common stock.

Concurrently with the completion of the IPO, the Company issued shares of its common stock to extinguish $330.0 million of its term note (the “Term Note”) indebtedness. In addition, equity awards in the form of restricted stock were granted to certain directors, executive officers and other employees of the Company (see Note 13).

The Company’s operations are carried out through its operating partnership, Spirit Realty, L.P. (the “Spirit Operating Partnership”), which is a Delaware limited partnership. Spirit General OP Holdings, LLC, one of the Company’s wholly owned subsidiaries, is the sole general partner and owns 1.0% of the Spirit Operating Partnership. The Company is the sole limited partner and owns the remaining 99.0% of the Spirit Operating Partnership.

The Company is a self-administered and self-managed real estate investment trust (“REIT”) that primarily invests in single-tenant, operationally essential real estate throughout the United States that is leased on a long-term, triple-net basis primarily to tenants engaged in retail, service, and distribution industries. Single-tenant, operationally essential real estate consists of properties that are generally free-standing, commercial real estate facilities where the Company’s tenants conduct retail, distribution, or service activities that are essential to the generation of their sales and profits. Under a triple-net lease the tenant is typically responsible for all improvements and is contractually obligated to pay all property operating expenses, such as insurance, real estate taxes, and repair and maintenance costs. In support of its primary business of owning and leasing real estate, the Company has also strategically originated or acquired long-term, commercial mortgage and equipment loans to provide a range of financing solutions to its tenants.

On January 22, 2013, Spirit Realty Capital, the Spirit Operating Partnership, Cole Credit Property Trust II, Inc., a Maryland corporation (“Cole II”), and Cole Operating Partnership II, LP, a Delaware limited partnership (the “Cole Operating Partnership”), entered into an Agreement and Plan of Merger (the “Merger Agreement”). The Merger Agreement provides for the merger of Spirit Realty Capital with and into Core II (the “Company Merger”) with Cole II continuing as the surviving corporation and the merger of the Cole Operating Partnership with and into the Spirit Operating Partnership (the “Partnership Merger” and together with the Company Merger, the “Merger”) with the Spirit Operating Partnership continuing as the surviving limited partnership. During the first quarter 2013, the board of directors of Spirit Realty Capital unanimously approved the Merger Agreement, the Merger and the other transactions contemplated by the Merger Agreement. On June 12, 2013, the Company held a Special Meeting of Stockholders at which the Company’s stockholders approved the Merger pursuant to the Merger Agreement dated as of January 22, 2013, as amended by the first amendment to the Merger Agreement dated as of May 8, 2013. The Merger closed on July 17, 2013 (see Note 15).

In connection with the Merger Agreement, on January 22, 2013, the Company entered into a commitment letter (the Barclays Commitment Letter) with Barclays Bank PLC, pursuant to which Barclays Bank PLC had committed to provide, subject to the conditions set forth in the Barclays Commitment Letter, a $575.0 million secured term loan facility and a $50.0 million senior secured revolving credit facility. On June 19, 2013, the Barclays Commitment Letter was replaced with commitments for a new $400.0 million credit facility (the “New Credit Facility”) and two new loan agreements of Commercial Mortgage Backed Securities (“New CMBS) that provide for extensions of credit aggregating approximately $203.0 million.